Commitments (Tables)	12 Months Ended
Dec. 31, 2024
Commitments
Future Minimum Lease Payments
For the year ending December 31,	Office Premises
2025	163,401
2026	163,401
2027	163,401
2028	163,401
2029	163,401
2030	122,551
Total	939,556